EVENTS AFTER THE BALANCE SHEET DATE (Details Narrative) - USD ($) $ in Thousands	1 Months Ended		6 Months Ended
	Nov. 30, 2022	Oct. 31, 2022	Sep. 30, 2022
IfrsStatementLineItems [Line Items]
Number of shares sold			2,425,999
Forecast [Member]
IfrsStatementLineItems [Line Items]
Number of shares sold	30,000	88,072
Net proceeds from sale	$ 200	$ 600